Note 10 - Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block [Abstract]
Proceeds from (Repayments of) Bank Overdrafts	$ 238,000	$ 315,000
Interest-bearing Domestic Deposit, Brokered	99,000	1,800,000
Time Deposits, $100,000 or More	96,400,000	106,100,000
Cash, FDIC Insured Amount	$ 250,000